Debt (Details) - Schedule of Debt - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Debt [Abstract]
Note payable – Exchange Note	$ 18,509		$ 31,975
PPP Loan	518		656		804
Navitas loan	10		23
Related party debt	500
Other notes payable	487	[1]		[1]	297
Total debt	20,024		32,654		$ 1,101
Unamortized debt premium (discount)	614		(3,415)
Total debt, net of debt discount	20,638		29,239
Less: current portion, net of current unamortized debt discount	(1,640)		(28,832)
Long-term debt, net of current	$ 18,998		$ 407

[1]	Other notes payable relates to a one-year insurance premium that was financed over nine-months.